Condensed Consolidated Statements of Changes In Temporary Equity And Permanent (Deficit) Equity - USD ($)	Total	Capital Unit, Class A [Member]	Social Capital Suvretta Holdings Corp. III [Member]	Common Stock [Member] Social Capital Suvretta Holdings Corp. III [Member]	Additional Paid-in Capital [Member] Social Capital Suvretta Holdings Corp. III [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Social Capital Suvretta Holdings Corp. III [Member]	Member Units [Member] Capital Unit, Class A [Member]	Member Units [Member] Capital Unit, Class B [Member]	Common Class A [Member] Social Capital Suvretta Holdings Corp. III [Member]	Common Class A [Member] Common Stock [Member] Social Capital Suvretta Holdings Corp. III [Member]	Common Class B [Member] Social Capital Suvretta Holdings Corp. III [Member]	Common Class B [Member] Common Stock [Member] Social Capital Suvretta Holdings Corp. III [Member]
Beginning Balance at Dec. 31, 2019	$ 15,883,000					$ (79,615,000)		$ 95,000,000	$ 498,000
Units outstanding January 1, 2020 at Dec. 31, 2019								95,000,000
Forfeiture of Founder Shares	730,000								730,000
Capital contribution (Value)	20,000,000							$ 20,000,000
Capital contribution (Shares)								20,000,000
Net loss	(26,749,000)	$ (26,749)				(26,749,000)
Ending Balance at Dec. 31, 2020	9,864,000					(106,364,000)		$ 115,000,000	1,228,000
Ending Balance (in shares) at Dec. 31, 2020								115,000,000
Forfeiture of Founder Shares	350,000								350,000
Capital contribution (Value)	30,000,000							$ 30,000,000
Capital contribution (Shares)								30,000,000
Net loss	(24,334,000)	(24,334)				(24,334,000)
Ending Balance at Jun. 30, 2021			$ 19,675		$ 24,367		$ (5,325)				$ 0		$ 633
Ending Balance (in shares) at Jun. 30, 2021											0		6,325,000
Ending Balance at Jun. 30, 2021				$ 0
Ending Balance (in shares) at Jun. 30, 2021				0
Ending Balance at Jun. 30, 2021	15,880,000					(130,698,000)		$ 145,000,000	1,578,000
Ending Balance (in shares) at Jun. 30, 2021								145,000,000
Beginning Balance at Dec. 31, 2020	9,864,000					(106,364,000)		$ 115,000,000	1,228,000
Units outstanding January 1, 2020 at Dec. 31, 2020								115,000,000
Forfeiture of Founder Shares	699,000								699,000
Capital contribution (Value)	71,500,000							$ 71,500,000
Capital contribution (Shares)								71,500,000
Net loss	(55,146,000)	(55,146)				(55,146,000)
Ending Balance at Dec. 31, 2021			(8,387,619)		0		(8,388,308)				$ 64		$ 625
Ending Balance (in shares) at Dec. 31, 2021											640,000		6,250,000
Ending Balance at Dec. 31, 2021			$ 250,008,324	$ 250,008,324						$ 250,008,324
Ending Balance (in shares) at Dec. 31, 2021			25,000,000	25,000,000						25,000,000
Ending Balance at Dec. 31, 2021	26,917,000					(161,510,000)		$ 186,500,000	1,927,000
Ending Balance (in shares) at Dec. 31, 2021								186,500,000
Beginning Balance at Feb. 24, 2021				$ 0
Beginning balance (in shares) at Feb. 24, 2021				0
Beginning Balance at Feb. 24, 2021			$ 0		0		0				$ 0		$ 0
Beginning Balance (in shares) at Feb. 24, 2021											0		0
Issuance of Class B ordinary shares to Sponsor			25,000		24,367								$ 633
Issuance of Class B ordinary shares to Sponsor (in shares)													6,325,000
Net loss			(5,182)				(5,182)
Ending Balance at Mar. 31, 2021			19,818		24,367		(5,182)				$ 0		$ 633
Ending Balance (in shares) at Mar. 31, 2021											0		6,325,000
Ending Balance at Mar. 31, 2021				$ 0
Ending Balance (in shares) at Mar. 31, 2021				0
Ending Balance at Mar. 31, 2021	18,430,000					(117,973,000)		$ 135,000,000	1,403,000
Ending Balance (in shares) at Mar. 31, 2021								135,000,000
Beginning Balance at Feb. 24, 2021				$ 0
Beginning balance (in shares) at Feb. 24, 2021				0
Beginning Balance at Feb. 24, 2021			0		0		0				$ 0		$ 0
Beginning Balance (in shares) at Feb. 24, 2021											0		0
Net loss			(5,325)
Ending Balance at Jun. 30, 2021			19,675		24,367		(5,325)				$ 0		$ 633
Ending Balance (in shares) at Jun. 30, 2021											0		6,325,000
Ending Balance at Jun. 30, 2021				$ 0
Ending Balance (in shares) at Jun. 30, 2021				0
Ending Balance at Jun. 30, 2021	15,880,000					(130,698,000)		$ 145,000,000	1,578,000
Ending Balance (in shares) at Jun. 30, 2021								145,000,000
Beginning Balance at Feb. 24, 2021				$ 0
Beginning balance (in shares) at Feb. 24, 2021				0
Beginning Balance at Feb. 24, 2021			0		0		0				$ 0		$ 0
Beginning Balance (in shares) at Feb. 24, 2021											0		0
Issuance of Class B ordinary shares to Sponsor			25,000		24,367								$ 633
Issuance of Class B ordinary shares to Sponsor (in shares)													6,325,000
Sale of 25,000,000 Public Shares, net of underwriting discounts and offering expenses				$ 237,520,334
Sale of 25,000,000 Public Shares, net of underwriting discounts and offering expenses (shares)				25,000,000
Remeasurement of Class A ordinary shares to redemption value			(12,487,990)	$ 12,487,990	(6,424,311)		(6,063,679)			$ (12,487,990)
Sale of 640,000 Private Placement Shares			6,400,000		6,399,936						$ 64
Sale of 640,000 Private Placement Shares (share)											640,000
Forfeiture of Founder Shares					8								$ (8)
Forfeiture of Founder Shares (share)													(75,000)
Net loss			(2,324,629)				(2,324,629)			(1,675,346)		$ (649,283)
Ending Balance at Dec. 31, 2021			(8,387,619)		0		(8,388,308)				$ 64		$ 625
Ending Balance (in shares) at Dec. 31, 2021											640,000		6,250,000
Ending Balance at Dec. 31, 2021			$ 250,008,324	$ 250,008,324						$ 250,008,324
Ending Balance (in shares) at Dec. 31, 2021			25,000,000	25,000,000						25,000,000
Ending Balance at Dec. 31, 2021	26,917,000					(161,510,000)		$ 186,500,000	1,927,000
Ending Balance (in shares) at Dec. 31, 2021								186,500,000
Beginning Balance at Mar. 31, 2021				$ 0
Beginning balance (in shares) at Mar. 31, 2021				0
Beginning Balance at Mar. 31, 2021			$ 19,818		24,367		(5,182)				$ 0		$ 633
Beginning Balance (in shares) at Mar. 31, 2021											0		6,325,000
Beginning Balance at Mar. 31, 2021	18,430,000					(117,973,000)		$ 135,000,000	1,403,000
Units outstanding January 1, 2020 at Mar. 31, 2021								135,000,000
Forfeiture of Founder Shares	175,000								175,000
Capital contribution (Value)	10,000,000							$ 10,000,000
Capital contribution (Shares)								10,000,000
Net loss	(12,725,000)	(12,725)	(143)			(12,725,000)	(143)			$ 0		(143)
Ending Balance at Jun. 30, 2021			19,675		24,367		(5,325)				$ 0		$ 633
Ending Balance (in shares) at Jun. 30, 2021											0		6,325,000
Ending Balance at Jun. 30, 2021				$ 0
Ending Balance (in shares) at Jun. 30, 2021				0
Ending Balance at Jun. 30, 2021	15,880,000					(130,698,000)		$ 145,000,000	1,578,000
Ending Balance (in shares) at Jun. 30, 2021								145,000,000
Beginning Balance at Dec. 31, 2021			$ 250,008,324	$ 250,008,324						$ 250,008,324
Beginning balance (in shares) at Dec. 31, 2021			25,000,000	25,000,000						25,000,000
Beginning Balance at Dec. 31, 2021			$ (8,387,619)		0		(8,388,308)				$ 64		$ 625
Beginning Balance (in shares) at Dec. 31, 2021											640,000		6,250,000
Beginning Balance at Dec. 31, 2021	26,917,000					(161,510,000)		$ 186,500,000	1,927,000
Units outstanding January 1, 2020 at Dec. 31, 2021								186,500,000
Remeasurement of Class A ordinary shares to redemption value			8,324	$ (8,324)			8,324
Net loss			(3,981,025)				(3,981,025)
Ending Balance at Mar. 31, 2022			(12,360,320)		0		(12,361,009)				$ 64		$ 625
Ending Balance (in shares) at Mar. 31, 2022											640,000		6,250,000
Ending Balance at Mar. 31, 2022				$ 250,000,000						$ 250,000,000
Ending Balance (in shares) at Mar. 31, 2022				25,000,000
Ending Balance at Mar. 31, 2022	20,167,000					(228,996,000)		$ 186,500,000	62,663,000
Ending Balance (in shares) at Mar. 31, 2022								186,500,000
Beginning Balance at Dec. 31, 2021			$ 250,008,324	$ 250,008,324						$ 250,008,324
Beginning balance (in shares) at Dec. 31, 2021			25,000,000	25,000,000						25,000,000
Beginning Balance at Dec. 31, 2021			$ (8,387,619)		0		(8,388,308)				$ 64		$ 625
Beginning Balance (in shares) at Dec. 31, 2021											640,000		6,250,000
Beginning Balance at Dec. 31, 2021	26,917,000					(161,510,000)		$ 186,500,000	1,927,000
Units outstanding January 1, 2020 at Dec. 31, 2021								186,500,000
Forfeiture of Founder Shares	63,187,000								63,187,000
Capital contribution (Value)	6,050,000								6,050,000
Net loss	(89,617,000)	(89,617)	(6,251,039)			(89,617,000)				$ (5,025,922)		(1,225,117)
Ending Balance at Jun. 30, 2022			(15,001,429)		0		(15,002,118)				$ 64		$ 625
Ending Balance (in shares) at Jun. 30, 2022											640,000		6,250,000
Ending Balance at Jun. 30, 2022			$ 250,371,095	$ 250,371,095						$ 250,371,095
Ending Balance (in shares) at Jun. 30, 2022			25,000,000	25,000,000						25,000,000
Ending Balance at Jun. 30, 2022	6,537,000					(251,127,000)		$ 186,500,000	71,164,000
Ending Balance (in shares) at Jun. 30, 2022								186,500,000
Beginning Balance at Mar. 31, 2022				$ 250,000,000						$ 250,000,000
Beginning balance (in shares) at Mar. 31, 2022				25,000,000
Beginning Balance at Mar. 31, 2022			$ (12,360,320)		0		(12,361,009)				$ 64		$ 625
Beginning Balance (in shares) at Mar. 31, 2022											640,000		6,250,000
Beginning Balance at Mar. 31, 2022	20,167,000					(228,996,000)		$ 186,500,000	62,663,000
Units outstanding January 1, 2020 at Mar. 31, 2022								186,500,000
Remeasurement of Class A ordinary shares to redemption value			(371,095)	$ 371,095			(371,095)
Forfeiture of Founder Shares	8,001,000								8,001,000
Capital contribution (Value)	500,000								500,000
Net loss	(22,131,000)	$ (22,131)	(2,270,014)			(22,131,000)	(2,270,014)			(1,825,123)		$ (444,891)
Ending Balance at Jun. 30, 2022			(15,001,429)		$ 0		$ (15,002,118)				$ 64		$ 625
Ending Balance (in shares) at Jun. 30, 2022											640,000		6,250,000
Ending Balance at Jun. 30, 2022			$ 250,371,095	$ 250,371,095						$ 250,371,095
Ending Balance (in shares) at Jun. 30, 2022			25,000,000	25,000,000						25,000,000
Ending Balance at Jun. 30, 2022	$ 6,537,000					$ (251,127,000)		$ 186,500,000	$ 71,164,000
Ending Balance (in shares) at Jun. 30, 2022								186,500,000